OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT LIABILITIES
ADR reimbursement, non-current		¥ 8,135		¥ 5,936
Other non-current liabilities		8,135	$ 853	5,936
Reimbursements, other income	¥ 2,199	¥ 663
ADR reimbursement, current				¥ 2,199